Merger Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Merger Agreement [Abstract]
Merger Agreement
10.      Merger Agreement

On December 17, 2013, the Company entered into an agreement of merger and plan of reorganization (the "Merger Agreement") with eOn Communications Corporation ("eOn"). The Merger Agreement provides for a newly formed subsidiary of eOn to merge with and into the Company, so that the Company will be a wholly-owned subsidiary of eOn upon completion of the merger. At closing, eOn will issue to the holders of the Company common stock and preferred stock shares of eOn common stock and preferred stock, respectively, which will result in the Company stockholders in the aggregate obtaining control of eOn. Completion of the merger is subject to a number of conditions, including eOn stockholder approval. See Note 11.

10.	Merger Agreement

On December 17, 2013, the Company entered into an agreement of merger and plan of reorganization (the “Merger Agreement”) with eOn Communications Corporation (“eOn”). The Merger Agreement provides for a newly formed subsidiary of eOn to merge with and into the Company, so that the Company will be a wholly-owned subsidiary of eOn upon completion of the merger. At closing, eOn will issue to the holders of the Company common stock and preferred stock shares of eOn common stock and preferred stock, respectively, which will result in the Company stockholders in the aggregate obtaining control of eOn. Completion of the merger is subject to a number of conditions, including eOn stockholder approval.